Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Current Assets
Cash and cash equivalents (note 3)	$ 3,301	$ 813
Short-term interest-bearing deposits (note 4)	20,195	26,507
Prepaid expenses and other receivables (note 5)	2,299	1,336
Assets classified as held for sale (note 16)	198	5,108
Total Current Assets	25,993	33,764
Non-Current Assets
Property and equipment, net (note 6)	625	1,539
Other assets (notes 7 & 9)	1,069	1,528
Total Non-Current Assets	1,694	3,067
TOTAL ASSETS	27,687	36,831
Current Liabilities
Accounts payable trade (note 14)	811	827
Accrued expenses and other liabilities (note 8 & 14)	2,846	4,001
Liability classified as held for sale (note 16)	142	1,233
Total Current Liabilities	3,799	6,061
Non-Current Liabilities
Other long-term Liabilities (note 9)	299	686
Total Non-Current Liabilities	299	686
Commitments and Contingent Liabilities (note 10)
TOTAL LIABILITIES	4,098	6,747
SHAREHOLDERS’ EQUITY
Ordinary shares of NIS 0.40 par value: (note 11) Authorized: 45,000,000 shares as of December 31, 2024 and 2023; Issued and outstanding: 23,650,989 and 18,598,555 as of December 31, 2024 and 2023, respectively;	2,685	2,137
Additional paid in capital	146,910	138,939
Accumulated other comprehensive income	1,101	1,101
Accumulated deficit	(127,107)	(112,093)
TOTAL SHAREHOLDERS’ EQUITY	23,589	30,084
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	$ 27,687	$ 36,831